Commitments and Contingencies - Future Minimum Lease Payments for Non-Cancellable Operating Leases (Detail) $ in Millions	Mar. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 16.0
2019	13.0
2020	10.6
2021	7.2
2022	6.7
Thereafter	17.8
Total	$ 71.3